Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		15 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013
Asset Retirement Obligations
ARO liability at beginning of year	$ 10,963
Liabilities incurred	1,205	499
Accretion of discount	573
Liabilities settled due to sale of related properties	(54)
Liabilities settled due to plugging and abandonment	(55)
Change in estimate	36
ARO liability at end of year	12,668		12,668
Less: Current portion of ARO at end of year	(3,026)	(174)	(3,026)	(2,590)
Total long-term ARO at end of year	9,642	10,025	9,642	8,373
Provision for federal income taxes recorded prior to the IPO			0
Tax Receivable Agreement
Cash savings to be paid under tax receivable agreement with JEH and the pre-IPO owners (as a percent)	85.00%
Benefits of cash savings retained under tax receivable agreement (as a percent)	15.00%
Liabilities recorded	$ 0		$ 0